Pioneer Fund
Schedule of Investments  |  September 30, 2022

A: PIODX	C: PCODX	K: PIOKX	R: PIORX	Y: PYODX

Schedule of Investments  |  9/30/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 97.5% of Net Assets
	Air Freight & Logistics — 3.1%
1,179,433	United Parcel Service, Inc., Class B	$ 190,525,607
	Total Air Freight & Logistics	$190,525,607
	Banks — 8.6%
7,085,208	Citizens Financial Group, Inc.	$ 243,447,747
233,534	PNC Financial Services Group, Inc.	34,894,650
5,904,133	Truist Financial Corp.	257,065,951
	Total Banks	$535,408,348
	Beverages — 0.8%
893,163	Coca-Cola Co.	$ 50,034,991
	Total Beverages	$50,034,991
	Biotechnology — 2.9%
182,482(a)	Regeneron Pharmaceuticals, Inc.	$ 125,706,376
192,082(a)	Vertex Pharmaceuticals, Inc.	55,615,422
	Total Biotechnology	$181,321,798
	Capital Markets — 1.4%
501,913	CME Group, Inc.	$ 88,903,850
	Total Capital Markets	$88,903,850
	Chemicals — 3.4%
2,302,355	International Flavors & Fragrances, Inc.	$ 209,122,905
	Total Chemicals	$209,122,905
	Construction Materials — 2.9%
563,829	Martin Marietta Materials, Inc.	$ 181,603,683
	Total Construction Materials	$181,603,683
	Electrical Equipment — 0.8%
242,858	Rockwell Automation, Inc.	$ 52,241,184
	Total Electrical Equipment	$52,241,184
	Energy Equipment & Services — 1.3%
2,288,306	Schlumberger NV	$ 82,150,185
	Total Energy Equipment & Services	$82,150,185
	Entertainment — 3.4%
775,274	Electronic Arts, Inc.	$ 89,706,955
1,638,680(a)	Live Nation Entertainment, Inc.	124,605,227
	Total Entertainment	$214,312,182
1Pioneer Fund |  | 9/30/22

Shares		Value
	Food & Staples Retailing — 1.8%
237,264	Costco Wholesale Corp.	$ 112,052,669
	Total Food & Staples Retailing	$112,052,669
	Health Care Equipment & Supplies — 1.5%
1,123,673	Medtronic Plc	$ 90,736,595
	Total Health Care Equipment & Supplies	$90,736,595
	Health Care Providers & Services — 2.5%
313,102	UnitedHealth Group, Inc.	$ 158,129,034
	Total Health Care Providers & Services	$158,129,034
	Hotels, Restaurants & Leisure — 2.1%
39,599(a)	Booking Holdings, Inc.	$ 65,069,473
1,165,400(a)	Planet Fitness, Inc., Class A	67,196,964
	Total Hotels, Restaurants & Leisure	$132,266,437
	Interactive Media & Services — 7.2%
4,710,688(a)	Alphabet, Inc., Class A	$ 450,577,307
	Total Interactive Media & Services	$450,577,307
	Internet & Direct Marketing Retail — 3.1%
1,726,359(a)	Amazon.com, Inc.	$ 195,078,567
	Total Internet & Direct Marketing Retail	$195,078,567
	IT Services — 4.2%
1,424,273(a)	Akamai Technologies, Inc.	$ 114,397,607
811,852	Visa, Inc., Class A	144,225,508
	Total IT Services	$258,623,115
	Life Sciences Tools & Services — 4.2%
593,065	Danaher Corp.	$ 153,182,759
212,463	Thermo Fisher Scientific, Inc.	107,759,109
	Total Life Sciences Tools & Services	$260,941,868
	Machinery — 2.6%
987,477	Caterpillar, Inc.	$ 162,025,226
	Total Machinery	$162,025,226
	Metals & Mining — 2.4%
5,390,064	Freeport-McMoRan, Inc.	$ 147,310,449
	Total Metals & Mining	$147,310,449
	Oil, Gas & Consumable Fuels — 3.9%
2,178,773	EOG Resources, Inc.	$ 243,434,307
	Total Oil, Gas & Consumable Fuels	$243,434,307
Pioneer Fund |  | 9/30/222

Schedule of Investments  |  9/30/22
(unaudited) (continued)
Shares		Value
	Personal Products — 0.6%
158,765	Estee Lauder Cos., Inc., Class A	$ 34,277,364
	Total Personal Products	$34,277,364
	Pharmaceuticals — 3.9%
8,871,805(a)	Elanco Animal Health, Inc.	$ 110,099,100
419,621	Eli Lilly & Co.	135,684,450
	Total Pharmaceuticals	$245,783,550
	Road & Rail — 2.1%
685,630	Union Pacific Corp.	$ 133,574,437
	Total Road & Rail	$133,574,437
	Semiconductors & Semiconductor Equipment — 10.8%
2,036,316	Analog Devices, Inc.	$ 283,740,271
516,416	KLA Corp.	156,282,974
337,914	Lam Research Corp.	123,676,524
896,076	NVIDIA Corp.	108,774,666
	Total Semiconductors & Semiconductor Equipment	$672,474,435
	Software — 7.2%
382,299(a)	Adobe, Inc.	$ 105,208,685
1,462,487	Microsoft Corp.	340,613,222
	Total Software	$445,821,907
	Specialty Retail — 1.8%
400,400	Home Depot, Inc.	$ 110,486,376
	Total Specialty Retail	$110,486,376
	Technology Hardware, Storage & Peripherals — 5.7%
2,577,275	Apple, Inc.	$ 356,179,405
	Total Technology Hardware, Storage & Peripherals	$356,179,405
	Textiles, Apparel & Luxury Goods — 1.3%
983,029	NIKE, Inc., Class B	$ 81,709,370
	Total Textiles, Apparel & Luxury Goods	$81,709,370
	Total Common Stocks (Cost $5,463,207,348)	$6,077,107,151

3Pioneer Fund |  | 9/30/22

Shares		Value

	SHORT TERM INVESTMENTS — 2.3% of Net Assets
	Open-End Fund — 2.3%
141,589,297(b)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 141,589,297
		$141,589,297
	TOTAL SHORT TERM INVESTMENTS (Cost $141,589,297)	$141,589,297
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $5,604,796,645)	$6,218,696,448
	OTHER ASSETS AND LIABILITIES — 0.2%	$14,513,177
	net assets — 100.0%	$6,233,209,625

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$6,077,107,151	$—	$—	$6,077,107,151
Open-End Fund	141,589,297	—	—	141,589,297
Total Investments in Securities	$6,218,696,448	$—	$—	$6,218,696,448
During the period ended September 30, 2022, there were no transfers in or out of Level 3.
Pioneer Fund |  | 9/30/224